Lease (Tables)	12 Months Ended
Dec. 31, 2022
Lease
Schedule of amounts recognised in the consolidated balance sheets

	As at	As at	As at
	31 December	31 December	31 December
	2020	2021	2022
	RMB	RMB	RMB
Lease liabilities
Current	35,868	28,278	27,352
Non-current	178,983	105,754	99,304
	214,851	134,032	126,656

Schedule of amounts recognised in the statements of comprehensive income

	2020	2021	2022
	RMB	RMB	RMB
Interest expense (included in finance costs) (Note 8)	16,693	12,844	8,681
Expense relating to short-term leases (included in cost of goods sold and administrative expenses)	4,860	15,836	12,822